MANAGER AND FOUNDER
        AQUILA MANAGEMENT CORPORATION
        380 Madison Avenue, Suite 2300
        New York, New York 10017

INVESTMENT SUB-ADVISER
        ZIONS FIRST NATIONAL BANK
        One South Main Street
        Salt Lake City, Utah  84111

BOARD OF TRUSTEES
        Lacy B. Herrmann, Chairman
        Gary C. Cornia
        William L. Ensign
        Diana P. Herrmann
        Anne J. Mills
        R. Thayne Robson

OFFICERS
        Diana P. Herrmann, President
        Jerry G. McGrew, Senior Vice President
        Kimball L. Young, Senior Vice President
        Rose F. Marotta, Chief Financial Officer
        Richard F. West, Treasurer
        Edward M.W. Hines, Secretary

DISTRIBUTOR
        AQUILA DISTRIBUTORS, INC.
        380 Madison Avenue, Suite 2300
        New York, New York 10017

CUSTODIAN
        BANK ONE TRUST COMPANY, N.A.
        100 East Broad Street
        Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
        PFPC INC.
        400 Bellevue Parkway
        Wilmington, Delaware 19809

INDEPENDENT AUDITORS
        KPMG LLP
        345 Park Avenue
        New York, New York 10154


Further information is contained in the Prospectus, which must precede or accompany this report.




SEMI-ANNUAL
REPORT

DECEMBER 31, 1998


TAX-FREE FUND FOR
UTAH

[Logo of Tax-Free Fund For Utah: a rectangle containing desert boulders with a sun rising behind it]

A TAX-FREE INCOME INVESTMENT


[Logo of Aquila Group of Funds: an eagle's head]

ONE OF THE
AQUILAsm GROUP OF FUNDS

[Logo of Tax-Free Fund For Utah: a rectangle containing desert boulders with a sun rising behind it]


TAX-FREE FUND FOR UTAH

SEMI-ANNUAL REPORT

"THE BEST THINGS IN LIFE CAN BE TAX-FREE"


February 17, 1999

Dear Fellow Shareholder:

            When you compare TAX-FREE municipal bonds with similar maturity high quality taxable U.S. Treasuries, we think it is fair to say, "THE BEST THINGS IN LIFE CAN BE TAX-FREE."

            You may well come out way ahead owning a TAX-FREE bond, since recently the ratio of return on TAXABLE U.S. Treasuries versus TAX-FREE municipals has been running ahead of what has normally been the case.

            What this means to you in dollars and cents is that when you take into consideration the effect of taxes you pay with a TAXABLE bond, you actually get to keep more of your return with the TAX-FREE investment.

            Let us show you the mathematics of how this works out. Let's suppose you purchase a $1,000 15-year U.S. Treasury bond yielding 5% and a $1,000 tax-free municipal bond with a maturity of 15 years yielding 4.4%. Your investments would look as follows*:

                                    U.S. TREASURY         TAX-FREE
            Interest Income              $50.00            $44.00
            Federal Tax Bracket          28%               28%
            Federal Tax Paid             $14.00            $-0-
            Net Income Retained          $36.00            $44.00

            Even though on the surface the U.S. Treasury appears to be yielding higher than the TAX-FREE municipal, once the effect of Federal taxes is taken into consideration, the TAX-FREE investment allows you to keep more money in your pocket. State taxes are not applicable to either investment.

            Obviously, investors in higher income tax brackets will obtain an even greater advantage.

            Given the desirability of making sure you have the right asset allocation with your investment money, the fact that there is an increased supply of high quality municipal bonds and a rising ratio of taxable vs. tax-free bonds, we believe it is fair to say that,

              "THE BEST THINGS IN LIFE CAN BE TAX-FREE."

            This is particularly true considering the high quality of the bonds in Tax-Free Fund For Utah and the intermediate maturity of the overall portfolio of the Fund. Both these factors lend themselves to the kind of investment that allows you to "sleep well at night."

            You can be assured that all those associated with the management of your investment in Tax-Free Fund For Utah are consistently working in your best interest. We very much value you as a shareholder and appreciate the confidence you have shown in the Fund.


Sincerely,

Lacy B. Herrmann
Chairman, Board of Trustees

  * The examples given, while realistic, are for illustrative purposes only, are strictly hypothetical in nature and do not represent the performance of any particular investment. For simplicity, a stable net asset value has been assumed over the life of each investment and the effect of dividend reinvestment was not taken into account. Of course, the actual rate of return and share price of a municipal bond fund, such as Tax-Free Fund For Utah, will fluctuate with general interest rate changes. Thus, redemption price may be more or less than original purchase price.


TAX-FREE FUND FOR UTAH
STATEMENT OF INVESTMENTS
DECEMBER 31, 1998 (UNAUDITED)

                                                                             RATING
  FACE                                                                      MOODY'S/
  AMOUNT          GENERAL OBLIGATION BONDS (27.5%)                           S&P               VALUE

                  City and County General Obligation Bonds (6.1%)
  $2,095,000      Clearfield City Utah, 5.125%, 02/01/18                      NR/AAA       $2,105,475
     300,000      Weber County, Utah Unlimited Tax G.O., FGIC
                     Insured, 5.625%, 1/15/11                                Aaa/AAA          314,250
   1,025,000      Orem Utah, 4.650%, 12/01/18                                 Aa3/AA        1,026,281
                                                                                            3,446,006

                  SCHOOL DISTRICT GENERAL OBLIGATION BONDS (21.4%)
   1,000,000      Alpine, Utah School District G.O., 5.000%,
                     03/15/09                                                Aaa/AAA        1,067,500
     535,000      Beaver County, Utah School District G.O.,
                     Series 1994, AMBAC Insured, 5.200%, 12/15/12            Aaa/AAA          551,050
     595,000      Carbon County, Utah School District G.O.,
                     Series 1993, MBIA Insured, 5.450%, 06/15/10             Aaa/AAA          618,056
   1,000,000      Davis County, Utah School District G.O.,
                     MBIA Insured, 5.850%, 06/01/09                          Aaa/AAA        1,077,500
   2,205,000      Grand County, Utah School District G.O.,
                     MBIA Insured, 4.700%, 07/01/15                           Aaa/NR        2,160,900
     975,000      Iron County, Utah School District G.O.,
                     5.000%, 01/15/07                                        Aaa/AAA        1,034,719
     345,000      Iron County, Utah School District G.O.,
                     5.000%, 01/15/12                                        Aaa/AAA          358,800
   1,575,000      Jordan, Utah School District G.O., 4.000%,
                     06/15/02                                                 NR/AAA        1,586,812
   1,000,000      Nebo County, Utah School District G.O,
                     FGIC Insured, 5.750%, 06/15/11                          Aaa/AAA        1,067,500
     770,000      Nebo County, Utah School District, FGIC
                     Insured, 6.00%, 06/15/18                                Aaa/AAA          839,300
   1,255,000      Park City Utah School District, FGIC
                     Insured, 6.00%, 2/01/07                                 Aaa/AAA        1,407,169
     365,000      Provo City Utah School District, FGIC
                     Insured, 5.10%, 6/15/15                                  Aaa/NR          373,212

                                                                                     12,142,518
                     Total General Obligation Bonds                                        15,588,524


                  REVENUE BONDS (74.5%)
                  EDUCATION REVENUE BONDS (3.9%)
     200,000      University of Utah Revenue Refunding,
                     (Biology Research Facilities), MBIA
                     Insured, 5.500%, 04/01/11                               Aaa/AAA          214,000
   2,000,000      Utah State Board of Regents, University of
                     Utah, 5.000%, 04/01/20                                  Aaa/AAA        1,977,500
                                                                                            2,191,500

                  HOSPITAL REVENUE BONDS (8.9%)
   2,000,000      Bountiful, Utah Hospital Revenue, IHC
                     Health Services, MBIA Insured, 5.750%,
                     12/15/18                                                 NR/NR*        1,962,500
   2,000,000      Utah County, Utah Hospital Revenue, IHC
                     Health Services, MBIA Insured, 5.250%,
                     08/15/21                                                Aaa/AAA        2,022,500
   1,090,000      Utah County, Utah Hospital Revenue, IHC
                     Health Services MBIA Insured, 5.250%,
                     08/15/26                                                Aaa/AAA        1,099,537
                                                                                            5,084,537

                  INDUSTRIAL DEVELOPMENT REVENUE BONDS (3.0%)
   1,375,000      Park City Utah Redevelopment Agency, FGIC
                     Insured, 5.125%, 06/15/16                                NR/A-         1,405,937
     250,000      Sandy City, Utah Industrial Development,
                     H Shirl Wright Project, 6.125%, 08/01/16                 NR/AAA          265,000
                                                                                            1,670,937

                  LEASE REVENUE BONDS (24.3%)
     600,000      Layton City, Utah Municipal Building
                     Authority, MBIA Insured, 5.700%, 08/15/08               Aaa/AAA          637,500
   1,000,000      Logan, Utah Municipal Building Authority,
                     MBIA Insured, 5.200%, 04/01/18                           Aaa/NR        1,010,000
     700,000      Salt Lake County, Utah Municipal Building
                     Authority, 5.000%, 10/01/12                             Aaa/AAA          733,250
   1,000,000      Salt Lake County, Utah Municipal Building
                     Authority, 5.000%, 10/01/14                             Aa3/AAA        1,011,250


   1,000,000      Salt Lake City, Utah Municipal Building
                     Authority, 6.000%, 10/15/14                              A1/A+         1,070,000
   1,000,000      Salt Lake County, Utah Municipal Building
                     Authority, Series 1994A, MBIA Insured,
                     6.050%, 10/01/08                                        Aaa/AAA        1,102,500
     665,000      Salt Lake County, Utah Municipal Building
                     Authority, MBIA Insured, 4.900%, 10/01/11               Aaa/AAA          694,925
     515,000      Sandy City, Utah Municipal Building
                     Authority, Series 1994A, MBIA Insured,
                     4.550%, 06/15/15                                         Aaa/NR          493,112
     685,000      Utah State Building Ownership Authority,
                     Series A, 5.750%, 08/15/07                               Aa/AA           720,106
     350,000      Utah State Building Ownership Authority,
                     5.750%, 08/15/08                                         Aa/AA           365,750
   1,000,000      Utah State Building Ownership Authority,
                     5.500%, 5/15/09                                         Aaa/AAA        1,101,250
   1,000,000      Utah State Building Ownership Authority,
                     5.500%, 5/15/19                                         Aaa/AAA        1,072,500
   2,000,000      Washington County, St. George, MBIA
                     Insured, 5.125%, 12/01/22                                NR/AAA        2,002,500
     850,000      West Valley City Utah, Municipal Buildings,
                     MBIA Insured, 4.450%, 4/15/10                            NR/AAA          850,000
   1,000,000      West Valley City Utah, Municipal Buildings,
                     MBIA Insured, 4.750%, 4/15/19                           Aaa/AAA          946,250
                                                                                           13,810,893

                  MORTGAGE REVENUE BONDS (3.7%)
     590,000      Utah State Housing Finance Agency, Single
                     Family Housing Mortgage Revenue, Series
                     E-1, 6.600%, 07/01/11                                    NR/AA           626,137
     395,000      Utah State Housing Finance Agency, Single
                     Family Housing Mortgage Revenue, Series
                     1994C, 6.350%, 07/01/11                                  Aa2/NR          419,194

     990,000      Utah State Housing Finance Agency, Single
                     Family Housing Mortgage Revenue, Series
                     1994C, 5.650%, 07/01/16                                 Aaa/AAA        1,020,937
                                                                                            2,066,268

                  TRANSPORTATION REVENUE BONDS (4.0%)
     875,000      Salt Lake City, Utah Airport Revenue,
                     FGIC Insured, Series B, 5.875%, 12/01/12                Aaa/AAA          949,375
     285,000      Salt Lake City, Utah Airport Revenue,
                     FGIC Insured, Series B, 5.875%, 12/01/18                Aaa/AAA          304,238
   1,000,000      Utah Transit Authority Sales Tax Revenue
                     FSA Insured, 5.375%, 12/15/22                            NR/AAA        1,026,250
                                                                                            2,279,863

                  WATER AND SEWER REVENUE BONDS (11.9%)
     785,000      Central Utah Water Conservation District,
                     4.700%, 04/01/13                                         Aa3/AA          788,925
     875,000      Granger & Hunter, Utah Water & Sewer
                     Revenue, 4.750%, 03/01/13                               Aaa/AAA          873,906
   1,005,000      North Davis County, Utah Water & Sewer
                     Revenue, 4.100%, 03/01/10                                Aaa/NR          977,363
     300,000      St. George, Utah Water Revenue, FGIC
                     Insured, 5.375%, 06/01/16                               Aaa/AAA          305,250
   1,000,000      St. George, Utah Interlocal Agency Revenue,
                     AMBAC Insured, 5.125%, 12/01/17                          NR/AAA        1,007,500
     500,000      Salt Lake City, Utah Water And Sewer
                     Revenue, AMBAC Insured, 5.750%, 02/01/13                Aaa/AAA          535,000
     800,000      Timpanogos, Utah Water & Sewer Revenue,
                     Series A, AMBAC Insured, 6.00%, 06/01/16                Aaa/AAA          902,000
   1,000,000      Utah Water Finance Agency Revenue.
                     Series A, AMBAC Insured, 5.300%, 10/01/23               Aaa/AAA        1,017,500
     300,000      White City Water Improvement District,
                     Utah Water Revenue, AMBAC Insured, 5.90%,
                     02/01/22                                                 Aaa/NR          324,750

                                                                                            6,732,194

                  UTILITY REVENUE BONDS (14.8%)
   1,500,000      Intermountain Power Agency, 6.500%,
                     07/01/11                                                Aaa/AAA        1,796,250
     790,000      Utah Association Municipal Power Systems
                     Revenue, 5.250%, 12/01/09                                NR/A-           830,488
     350,000      Utah Association Municipal Power Systems
                     Revenue, AMBAC Insured, 5.500%, 12/01/13                Aaa/AAA          366,188
   1,245,000      Utah Association Municipal Power Systems
                     Revenue, AMBAC Insured, 5.250%, 06/01/14                Aaa/AAA        1,290,131
   1,535,000      Utah Association Municipal Power Systems
                     Revenue, AMBAC Insured, 5.250%, 06/01/15                Aaa/AAA        1,542,675
     695,000      Utah State Municipal Power Agency, Electric
                     Systems Revenue, FGIC Insured, 5.500%,
                     07/01/10                                                Aaa/AAA          737,569
     650,000      Utah State Municipal Power Agency, Electric
                     Systems Revenue, FGIC Insured, 5.500%,
                     07/01/11                                                Aaa/AAA          686,563
   1,125,000      Utah State Municipal Power Agency, Electric
                     Systems Revenue, FGIC Insured, 5.250%,
                     07/01/18                                                Aaa/AAA        1,139,063
                                                                                            8,388,927

                     Total Revenue Bonds                                                   42,225,119

                     Total Investments  (cost $56,550,384**)   102.0%                      57,813,644
                     Liabilities in excess of other assets     ( 2.0)                      (1,126,425)
                     Net Assets                                100.0%                   $  56,687,219


                    * Any security not rated must be determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a rating service.

                    ** Cost for Federal tax purposes is identical.


See accompanying notes to financial statements.


TAX-FREE FUND FOR UTAH
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998 (UNAUDITED)

ASSETS
    Investments at value (cost $56,550,384)                                            $ 57,813,644
    Interest receivable                                                                     780,700
    Receivable for investment securities sold                                               135,000
    Due from Administrator for reimbursement of expenses (note 3)                            12,215
    Total assets                                                                         58,741,559

LIABILITIES
    Cash overdraft                                                                        1,848,709
    Payable for Fund shares redeemed                                                         89,751
    Dividends payable                                                                        68,524
    Distribution fees payable                                                                30,702
    Accrued expenses                                                                         11,836
    Management fee payable                                                                    4,818
    Total liabilities                                                                     2,054,340

NET ASSETS                                                                             $ 56,687,219

    Net Assets consist of:
    Capital Stock - Authorized an unlimited number of shares,
      par value $.01 per share                                                         $     55,097
    Additional paid-in capital                                                           55,285,400
    Net unrealized appreciation on investments                                            1,263,260
    Accumulated net realized gain on investments                                            126,467
    Distributions in excess of net investment income                                        (43,005)
                                                                                       $ 56,687,219

CLASS A
    Net Assets                                                                         $ 54,895,678
    Capital shares outstanding                                                            5,335,452
    Net asset value and redemption price per share                                     $      10.29
    Offering price per share (100/96 of $10.29 adjusted to
      nearest cent)                                                                    $      10.72

CLASS C
    Net Assets                                                                         $  1,786,771
    Capital shares outstanding                                                              173,773
    Net asset value and offering price per share                                       $      10.28
    Redemption price per share (*generally, a charge of 1%
      is imposed on the proceeds of shares redeemed during
      the first 12 months after purchase)                                              $      10.28*

CLASS Y
    Net Assets                                                                         $      4,770
    Capital shares outstanding                                                                  463
    Net asset value, offering and redemption price per share                           $      10.29


See accompanying notes to financial statements.


TAX-FREE FUND FOR UTAH
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME:
    Interest income                                                                $ 1,168,153

Expenses:
    Management fee (note 3)                                         $  116,744
    Distribution and service fees (note 3)                              52,738
    Legal fees                                                          26,000
    Shareholders' reports and proxy statements                          19,500
    Transfer and shareholder servicing agent fees                       15,000
    Trustees' fees and expenses                                         12,700
    Audit and accounting fees                                            9,300
    Registration fees and dues                                           6,500
    Custodian fees                                                       4,541
    Insurance                                                              400
    Miscellaneous                                                        8,938
                                                                       272,361

    Management fee waived (note 3)                                    (100,074)
    Reimbursement of expenses by Manager (note 3)                      (65,624)
    Expenses paid indirectly (note 7)                                  (13,935)
      Net expenses                                                                      92,728
      Net investment income                                                          1,075,425

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain from securities transactions                     608,245
    Change in unrealized appreciation on investments                  (411,854)

    Net realized and unrealized gain on investments                                    196,391
    Net increase in net assets resulting from operations                           $ 1,271,816


See accompanying notes to financial statements.




TAX-FREE FUND FOR UTAH
STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)


                                                                     SIX MONTHS ENDED         YEAR ENDED
                                                                        DEC. 31, 1998      JUNE 30, 1998

OPERATIONS:
    Net investment income                                                $  1,075,425       $  1,557,122
    Net realized gain from securities transactions                            608,245             40,106
    Change in unrealized appreciation on investments                         (411,854)           829,222
      Change in net assets from operations                                  1,271,816          2,426,450

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
    Class A Shares:
    Net investment income                                                  (1,039,404)        (1,492,609)
    Net realized gain on investments                                                -                  -

    Class C Shares:
    Net investment income                                                     (32,047)           (32,512)
    Net realized gain on investments                                                -                  -

    Class Y Shares:
    Net investment income                                                     (20,490)           (46,710)
    Net realized gain on investments                                                -                  -
      Change in net assets from distributions                              (1,091,941)        (1,571,831)

CAPITAL SHARE TRANSACTIONS (NOTE 8):
    Proceeds from shares sold                                              31,588,983          6,634,401
    Reinvested dividends and distributions                                    699,947            910,182
    Cost of shares redeemed                                                (8,258,238)        (5,074,894)
      Change in net assets from capital share transactions                 24,030,692          2,469,689
      Change in net assets                                                 24,210,567          3,324,308

NET ASSETS:
    Beginning of period                                                    32,476,652         29,152,344
    End of period                                                        $ 56,687,219       $ 32,476,652


See accompanying notes to financial statements.


TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1. ORGANIZATION

          Tax-Free Fund For Utah (the "Fund"), a non-diversified, open-end investment company, was organized on December 12, 1990 as a Massachusetts business trust and commenced operations on July 24, 1992. The Fund is authorized to issue an unlimited number of shares and, since its inception to May 21, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and, as was the case since inception, are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity. They are not available to individual retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997 the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At December 31, 1998, there were no Class I shares outstanding. All classes of shares, represent interests in the same portfolio of investments in the Fund and are identical as to rights and privileges. They differ only with respect to the effect of sales charges, the distribution and/or service fees borne by the respective class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.


b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME:
Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

          Aquila Management Corporation (the "Manager"), the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory andAdministration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to theFund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund's net assets.

          Zions First National Bank (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.23 of 1% on the Fund's
net assets.   At a meeting held on July 15, 1998, the Fund's
shareholders approved the Manager's selection of Zions First National Bank to replace First Security Investment Management, Inc. as the Fund's Investment Sub-Adviser. This change was effective on July 16, 1998, pursuant to a Sub-Advisory Agreement between the Manager and the new Sub-Adviser, the terms of which are substantially identical to those of the previous agreement between the Manager and the former sub-adviser, including the fee schedule.

          For the six months ended December 31, 1998, the Fund incurred fees for advisory and administrative services of $116,744 of which $100,074 was voluntarily waived. Additionally, the Manager voluntarily agreed to reimburse the Fund for other expenses during this period in the amount of $65,624. Of this amount, $53,409 was paid prior to December 31, 1998 and the balance of $12,215 was paid in early January 1999.

          Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional
Information.

b) DISTRIBUTION AND SERVICE FEES:

          The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor") including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.20% of the Fund's average net assets represented by Class A Shares. For the six months ended December 31, 1998, service fees on Class A Shares amounted to $44,066, of which the Distributor received $1,035.

          Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for the six months ended December 31, 1998, amounted to $6,504. Inaddition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the six months ended December 31, 1998, amounted to $2,168. The total of these payments with respect to Class C Shares amounted to $8,672, of which the Distributor received $6,944.

          Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

          Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Utah, with the bulk of sales commissions inuring to such dealers. For the six months ended December 31, 1998, the Distributor received commissions of $5,560 on sales of Class A Shares.

4. PURCHASES AND SALES OF SECURITIES

          During the six months ended December 31, 1998, purchases of securities and proceeds from the sales of securities aggregated $44,884,241 and $19,322,952, respectively.

          At December 31, 1998, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $1,448,815 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $185,555, for a net unrealized appreciation of $1,263,260.

5. PORTFOLIO ORIENTATION

          Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Utah, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Utah and whatever effects these may have upon Utah issuers' ability to meet their obligations.

6. DISTRIBUTIONS

          The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share or in cash, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

          The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Utah income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates.


7. EXPENSES

          The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

8. CAPITAL SHARE TRANSACTIONS

          Transactions in Capital Shares of the Fund were as follows:

                                                SIX MONTHS ENDED                      YEAR ENDED
                                                DECEMBER 31, 1998                    JUNE 30, 1998

                                            SHARES            AMOUNT            SHARES            AMOUNT

CLASS A SHARES:
    Proceeds from shares sold            3,017,486      $ 31,045,240           314,265      $  3,194,917
    Reinvested distributions                65,828           677,803            87,243           887,298
    Cost of shares redeemed               (581,108)       (5,992,625)         (491,638)       (4,998,075)
      Net change                         2,502,206        25,730,418           (90,130)         (915,860)

CLASS C SHARES:
    Proceeds from shares sold               52,844           543,743           141,339         1,434,846
    Reinvested distributions                 2,153            22,142             2,241            22,879
    Cost of shares redeemed                (25,426)         (261,854)           (3,501)          (35,659)
      Net change                            29,571           304,031           140,079         1,422,066

CLASS Y SHARES:
    Proceeds from shares sold                    -                 -           194,062         2,004,638
    Reinvested distributions                     -                 2                 1                 5
    Cost of shares redeemed               (193,611)       (2,003,759)           (4,094)          (41,160)
      Net change                          (193,611)       (2,003,757)          189,969         1,963,483
Total transactions in Fund
      shares                             2,338,166      $ 24,030,692           239,918      $  2,469,689


TAX-FREE FUND FOR UTAH
FINANCIAL HIGHLIGHTS
(UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                CLASS A(1)

                                     SIX MONTHS
                                          ENDED                            YEAR ENDED JUNE 30,
                                  DEC. 31, 1998         1998         1997          1996         1995         1994

Net Asset Value, Beginning of Period     $10.24        $9.94        $9.74         $9.59        $9.32        $10.00

Income from Investment Operations:
    Net investment income                  0.24         0.52         0.52          0.54         0.55          0.55
    Net gain (loss) on securities (both
      realized and unrealized)             0.06         0.30         0.21          0.15         0.27         (0.65)
    Total from Investment Operations       0.30         0.82         0.73          0.69         0.82         (0.10)

Less Distributions (note 6):
    Dividends from net investment income  (0.25)       (0.52)       (0.53)        (0.54)       (0.55)        (0.55)
    Distributions from capital gains          -            -            -             -            -         (0.03)
    Total Distributions                   (0.25)       (0.52)       (0.53)        (0.54)       (0.55)        (0.58)

Net Asset Value, End of Period           $10.29       $10.24        $9.94         $9.74        $9.59         $9.32

Total Return (not reflecting sales
    charge)(%)                             2.91+        8.41         7.72          7.17         9.09         (1.09)

Ratios/Supplemental Data
    Net Assets, End of Period
      ($ thousands)                      54,896       29,013       29,071        28,881       27,536        26,116
    Ratio of Expenses to Average Net
      Assets (%)                           0.42*        0.34         0.28          0.20         0.09          0.04
    Ratio of Net Investment Income to
      Average Net Assets (%)               4.59*        5.06         5.44          5.48         5.84          5.57
    Portfolio Turnover Rate (%)           42.25+       11.31         5.09         11.15        22.92         27.53


The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

    Ratio of Expenses to Average Net
      Assets (%)                           1.08*        1.30         1.32          1.29         1.29         1.59
    Ratio of Net Investment Income (Loss) to
      Average Net Assets (%)               3.93*        4.10         4.40          4.39         4.64         4.02

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

    Ratio of Expenses to Average Net
      Assets (%)                           0.36*        0.33         0.27          0.19         0.08         0.03


(1) Designated as Class A Shares on May 21, 1996.

 +  Not annualized.

 *  Annualized.

Note:  Effective July 16, 1998, Zions First National Bank became the Fund's
       Investment Sub-Adviser replacing First Security Investment Management,
       Inc.


See accompanying notes to financial statements.


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           CLASS C(1)

                                        SIX MONTHS                        PERIOD(2)
                                             ENDED                            ENDED
                                          DEC. 31,    YEAR ENDED JUNE 30,  JUNE 30,
                                              1998       1998       1997       1996

Net Asset Value, Beginning of Period        $10.23      $9.94      $9.74      $9.77
Income from Investment Operations:
    Net investment income                     0.19       0.41       0.44       0.05
    Net gain (loss) on securities
      (both realized and unrealized)          0.05       0.29       0.21      (0.03)
Total from Investment Operations              0.24       0.70       0.65       0.02

Less Distributions (note 6):
    Dividends from net investment income     (0.19)     (0.41)     (0.45)     (0.05)
    Distributions from capital gains             -          -          -          -
    Total Distributions                      (0.19)     (0.41)     (0.45)     (0.05)

Net Asset Value, End of Period              $10.28     $10.23      $9.94      $9.74

Total Return (not reflecting sales
    charge) (%)                               2.90+      7.20       6.80       0.20+

Ratios/Supplemental Data
    Net Assets, End of Period
      ($ thousands)                          1,787      1,476         41        0.1
    Ratio of Expenses to Average Net
      Assets (%)                              1.42*      1.36       1.08       0.14+
    Ratio of Net Investment Income to
      Average Net Assets (%)                  3.57*      3.94       4.64       0.50+
    Portfolio Turnover Rate (%)              42.25+     11.31       5.09      11.15+


The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

    Ratio of Expenses to Average Net
      Assets (%)                              1.89*      2.08       2.12       0.23+
    Ratio of Net Investment Income
      (Loss) to Average Net Assets (%)        3.10*      3.22       3.60       0.41+

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

    Ratio of Expenses to Average Net
      Assets (%)                              1.36*      1.35       1.07       0.14+


(1) New Class of Shares established on May 21, 1996.

(2) From May 21, 1996 to June 30, 1996.

 +  Not annualized.

 *  Annualized.

Note:  Effective July 16, 1998, Zions First National Bank became the Fund's
       Investment Sub-Adviser replacing First Security Investment Management,
       Inc.


See accompanying notes to financial statements.




FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           CLASS Y(1)

                                        SIX MONTHS                        PERIOD(2)
                                             ENDED                            ENDED
                                          DEC. 31,    YEAR ENDED JUNE 30,  JUNE 30,
                                              1998       1998       1997       1996


Net Asset Value, Beginning of Period        $10.24      $9.94      $9.74      $9.77

Income from Investment Operations:
    Net investment income                     0.24       0.53       0.61       0.06
    Net gain (loss) on securities
      (both realized and unrealized)          0.05       0.30       0.21      (0.03)
Total from Investment Operations              0.29       0.83       0.82       0.03

Less Distributions (note 6):
    Dividends from net investment income     (0.24)     (0.53)     (0.62)     (0.06)
    Distributions from capital gains            -           -          -          -
    Total Distributions                      (0.24)     (0.53)     (0.62)     (0.06)

Net Asset Value, End of Period               $10.29     $10.24      $9.94      $9.74

Total Return (not reflecting sales
    charge) (%)                               0.00+      8.52       8.69      0.29+

Ratios/Supplemental Data
    Net Assets, End of Period
      ($ thousands)                              5      1,988         41        0.1
    Ratio of Expenses to Average Net
      Assets (%)                             0.40*      0.37       0.08       0.03+
    Ratio of Net Investment Income to
      Average Net Assets (%)                 4.47*      5.02       5.64       0.61+
    Portfolio Turnover Rate (%)             42.25+     11.31       5.09      11.15+


The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

    Ratio of Expenses to Average Net
      Assets (%)                              0.96*      1.10       1.12       0.11+
    Ratio of Net Investment Income
      (Loss) to Average Net Assets (%)        3.91*      4.29       4.60       0.53+


The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

    Ratio of Expenses to Average Net
      Assets (%)                              0.34*      0.36       0.07       0.03+


(1) New Class of Shares established on May 21, 1996.

(2) From May 21, 1996 to June 30, 1996.

 +  Not annualized.

 *  Annualized.

Note:  Effective July 16, 1998, Zions First National Bank became the Fund's
       Investment Sub-Adviser replacing First Security Investment Management,
       Inc.


See accompanying notes to financial statements.


SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Tax-Free Fund For Utah (the
"Fund") was held on October 12, 1998. The holders of shares representing 75% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).


1.    To elect Trustees.

                                            NUMBER OF VOTES:
          TRUSTEE                       FOR            WITHHELD
      Lacy B. Herrmann            24,369,182.19      1,097,860.88
        Gary C. Cornia            24,442,030.54      1,025,012.53
        William L. Ensign         24,442,030.54      1,025,012.53
        Diana P. Herrmann         24,442,030.54      1,025,012.53
        Anne J. Mills             24,442,030.54      1,025,012.53
        R. Thayne Robson          24,442,030.54      1,025,012.53


2. To ratify the selection of KPMG Peat Marwick LLP as the Fund's independent auditors.

                      NUMBER OF VOTES:
            FOR                 AGAINST               ABSTAIN
        24,538,402.73          65,558.41             863,071.72



PREPARING FOR YEAR 2000 (UNAUDITED)

            The Trustees and officers of the Fund have been monitoring issues involving preparedness for the turn of the century for some time in an effort to minimize or eliminate any potential impact upon the Fund and its shareholders. Our officers have focussed significant time and effort in order that the various computerized functions that could affect the Fund are ready by the beginning of the year 2000.

            The Fund is highly reliant on certain mission-critical suppliers' services. Each supplier of these services has provided the Fund's officers with assurances that it is actively addressing potential problems relating to the year 2000. The officers, in turn, are monitoring and will continue to monitor the progress of its suppliers.
            As you can well understand, we cannot directly control our supplier operations. We assure you, however, that we recognize a responsibility to inform our shareholders if in the future we become aware of any developments which would lead us to believe that the Fund will be significantly affected by year 2000 problems.

            We will continue to keep you up-to-date through future communications.
